Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Line Items]
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Hong Kong
Auditor Firm ID	1104
KMPG
Audit Information [Line Items]
Auditor Name	KPMG
Auditor Location	Hong Kong
Auditor Firm ID	1181